Intangible Assets and Liabilities - Amortization of Favorable Lease Terms (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Favorable lease terms	$ (4,540)	$ (4,539)	$ (9,079)	$ (9,207)
Total	$ (4,540)	$ (4,539)	$ (9,079)	$ (9,207)